T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 89.7%			Goldman Sachs Group, VR,
			4.223%, 5/1/29 (1)	1,235	1,465
FINANCIAL INSTITUTIONS 40.6%			HSBC Holdings
			4.95%, 3/31/30	605	753
Banking 24.6%			HSBC Holdings, VR,
AIB Group, VR,			2.848%, 6/4/31 (1)	1,180	1,251
4.263%, 4/10/25 (1)(2)	925	1,006	JPMorgan Chase, VR,
Banco Bilbao Vizcaya Argentaria			3.109%, 4/22/51 (1)	1,355	1,523
1.125%, 9/18/25	800	800	Morgan Stanley
Banco Santander			3.70%, 10/23/24	825	914
2.749%, 12/3/30	600	600	Morgan Stanley
Banco Santander Chile			3.75%, 2/25/23	410	439
2.70%, 1/10/25 (2)	816	861	Morgan Stanley, VR,
Banco Santander Mexico Institucion			1.794%, 2/13/32 (1)	600	604
de Banca Multiple Grupo			Morgan Stanley, VR,
Financiero Santand			2.699%, 1/22/31 (1)	470	509
5.375%, 4/17/25 (2)	460	521	Morgan Stanley, VR,
Bangkok Bank, VR,			4.431%, 1/23/30 (1)	1,250	1,522
3.733%, 9/25/34 (1)	790	806	Morgan Stanley, VR,
Bank of America			5.597%, 3/24/51 (1)	220	355
4.45%, 3/3/26	940	1,097	Nationwide Building Society, VR,
Bank of America, VR,			4.363%, 8/1/24 (1)(2)	410	445
2.496%, 2/13/31 (1)	710	751	Natwest Group
Bank of America, VR,			3.875%, 9/12/23	710	769
2.831%, 10/24/51 (1)	870	922	Natwest Group
Bank of America, VR,			5.125%, 5/28/24	630	704
3.124%, 1/20/23 (1)	990	1,019	Natwest Group
Bank of America, VR,			6.125%, 12/15/22	870	954
3.366%, 1/23/26 (1)	265	290	Santander UK Group Holdings, VR,
Bank of America, VR,			1.532%, 8/21/26 (1)	1,385	1,381
4.271%, 7/23/29 (1)	3,085	3,671	Shinhan Bank, VR,
Barclays, VR,			3.875%, 12/7/26 (1)	805	825
2.852%, 5/7/26 (1)	1,015	1,074	Standard Chartered, VR,
Citigroup, VR,			4.644%, 4/1/31 (1)(2)	815	974
2.572%, 6/3/31 (1)	875	940	Standard Chartered, VR,
Citigroup, VR,			6.00% (1)(2)(3)	450	482
4.412%, 3/31/31 (1)	1,615	1,948	Wells Fargo, VR,
Credit Suisse			2.879%, 10/30/30 (1)	2,460	2,665
2.95%, 4/9/25	725	791	Wells Fargo, VR,
Danske Bank			3.068%, 4/30/41 (1)	1,050	1,143
5.375%, 1/12/24 (2)	1,040	1,168	Wells Fargo, VR,
Discover Financial Services			5.013%, 4/4/51 (1)	255	365
4.10%, 2/9/27	1,000	1,137			42,778
Goldman Sachs Group
3.50%, 11/16/26	850	949	Brokerage Asset Managers Exchanges 0.8%
Goldman Sachs Group			Intercontinental Exchange
3.85%, 1/26/27	1,780	2,029	3.00%, 6/15/50	1,285	1,399
Goldman Sachs Group
4.75%, 10/21/45	255	356			1,399

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			Brixmor Operating Partnership
Finance Companies 1.9%			3.875%, 8/15/22	53	55
AerCap Ireland Capital			Brixmor Operating Partnership
4.50%, 9/15/23	510	544	4.05%, 7/1/30	340	387
AerCap Ireland Capital			Camden Property Trust
6.50%, 7/15/25	150	173	2.80%, 5/15/30	1,650	1,816
Avolon Holdings Funding			Federal Realty Investment Trust
4.25%, 4/15/26 (2)	110	114	3.50%, 6/1/30	1,310	1,441
Park Aerospace Holdings			Healthcare Realty Trust
5.50%, 2/15/24 (2)	950	1,013	2.40%, 3/15/30	620	645
SMBC Aviation Capital Finance			Hudson Pacific Properties
3.55%, 4/15/24 (2)	600	638	3.25%, 1/15/30	800	833
SMBC Aviation Capital Finance			Hudson Pacific Properties
4.125%, 7/15/23 (2)	700	746	4.65%, 4/1/29	700	806
		3,228	Life Storage
			2.20%, 10/15/30	750	761
Insurance 3.9%			Life Storage
Aflac			4.00%, 6/15/29	415	480
3.60%, 4/1/30	490	574	Mid-America Apartments
Centene			1.70%, 2/15/31	565	561
4.25%, 12/15/27	805	849	Regency Centers
CNO Financial Group			2.95%, 9/15/29	205	214
5.25%, 5/30/25	775	887	Regency Centers
Fidelity National Financial			3.70%, 6/15/30	935	1,055
4.50%, 8/15/28	315	366	Ventas Realty
Health Care Service A Mutual Legal			3.00%, 1/15/30	440	467
Reserve			Ventas Realty
2.20%, 6/1/30 (2)	890	921	4.40%, 1/15/29	150	174
Health Care Service A Mutual Legal			VEREIT Operating Partnership
Reserve			2.85%, 12/15/32	280	287
3.20%, 6/1/50 (2)	960	1,035	VEREIT Operating Partnership
New York Life Insurance			4.60%, 2/6/24	1,120	1,215
3.75%, 5/15/50 (2)	1,360	1,612	VEREIT Operating Partnership
UnitedHealth Group			4.625%, 11/1/25	455	512

4.45%, 12/15/48	395	553			16,328
		6,797	Total Financial Institutions		70,530

Real Estate Investment Trusts 9.4%			INDUSTRIAL 44.2%
Alexandria Real Estate Equities
1.875%, 2/1/33	335	332	Basic Industry 0.9%
Alexandria Real Estate Equities			Domtar
4.90%, 12/15/30	325	411	6.25%, 9/1/42	320	370
American Campus Communities			LYB International Finance III
Operating Partnership			3.625%, 4/1/51	1,040	1,120
3.875%, 1/30/31	815	919
AvalonBay Communities					1,490
2.45%, 1/15/31	1,350	1,446	Capital Goods 0.7%
Boston Properties			General Electric, Series D, VR,
3.25%, 1/30/31	1,000	1,090	5.00% (1)(3)	330	302
Brixmor Operating Partnership
3.65%, 6/15/24	395	421

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Johnson Electric Holdings			Hyundai Capital America
4.125%, 7/30/24	750	799	1.80%, 10/15/25 (2)	275	277

		1,101	Hyundai Capital America
			2.375%, 2/10/23 (2)	485	498
Communications 8.2%			Hyundai Capital America
AT&T			2.375%, 10/15/27 (2)	290	298
3.30%, 2/1/52	520	517	Marriott International
AT&T			4.625%, 6/15/30	775	894
3.50%, 9/15/53 (2)	1,285	1,310	Marriott International
AT&T			5.75%, 5/1/25	675	783
4.50%, 3/9/48	185	225	McDonald's
AT&T			3.625%, 9/1/49	440	516
6.375%, 3/1/41	1,000	1,459	McDonald's
British Telecommunications			4.20%, 4/1/50	340	436
3.25%, 11/8/29 (2)	2,015	2,216	Nissan Motor
Charter Communications Operating			3.043%, 9/15/23 (2)	465	482
4.908%, 7/23/25	1,140	1,320	Nissan Motor
SBA Tower Trust			3.522%, 9/17/25 (2)	1,550	1,611
2.328%, 1/15/28 (2)	370	382	Ross Stores
SBA Tower Trust			0.875%, 4/15/26	385	381
2.836%, 1/15/25 (2)	530	563	Ross Stores
SBA Tower Trust			1.875%, 4/15/31	565	569
3.168%, 4/11/22 (2)	975	985	Ross Stores
Verizon Communications			4.60%, 4/15/25	535	618
2.875%, 11/20/50	435	454	Ross Stores
Verizon Communications			4.70%, 4/15/27	26	31
2.987%, 10/30/56 (2)	990	1,049	Starbucks
Verizon Communications			3.35%, 3/12/50	568	625
3.00%, 11/20/60	415	439	TJX
Verizon Communications			3.875%, 4/15/30	355	425
3.15%, 3/22/30	1,540	1,730	TJX
Verizon Communications			4.50%, 4/15/50	860	1,228
4.522%, 9/15/48	135	179	Volkswagen Group of America
Verizon Communications			Finance
4.862%, 8/21/46	175	240	3.20%, 9/26/26 (2)	1,000	1,102
Vodafone Group			Volkswagen Group of America
4.125%, 5/30/25	210	240	Finance
Vodafone Group			4.75%, 11/13/28 (2)	765	932
5.25%, 5/30/48	730	994	Western Union
			2.85%, 1/10/25	690	737
		14,302
					14,648
Consumer Cyclical 8.4%
Amazon. com			Consumer Non-Cyclical 8.3%
2.50%, 6/3/50	415	439	AbbVie
Booking Holdings			4.05%, 11/21/39	960	1,129
4.625%, 4/13/30	480	590	AbbVie
Expedia Group			4.25%, 11/21/49	700	889
3.25%, 2/15/30	815	826	Anheuser-Busch InBev Worldwide
Expedia Group			4.50%, 6/1/50	895	1,117
3.60%, 12/15/23 (2)	335	350	Becton Dickinson & Company
			4.669%, 6/6/47	770	1,009

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Cardinal Health			Continental Resources
4.90%, 9/15/45	580	693	4.50%, 4/15/23	175	179
Cigna			Continental Resources
2.40%, 3/15/30	1,320	1,403	5.75%, 1/15/31 (2)	390	419
Cigna			Diamondback Energy
4.125%, 11/15/25	410	470	4.75%, 5/31/25	475	528
Cigna			Energy Transfer Operating
4.90%, 12/15/48	800	1,100	5.00%, 5/15/50	415	436
CommonSpirit Health			Energy Transfer Operating
1.547%, 10/1/25	575	583	6.00%, 6/15/48	395	444
CommonSpirit Health			Gray Oak Pipeline
2.782%, 10/1/30	380	392	2.60%, 10/15/25 (2)	170	172
CVS Health			Gray Oak Pipeline
4.25%, 4/1/50	1,050	1,316	3.45%, 10/15/27 (2)	70	72
CVS Health			Gulf South Pipeline
5.125%, 7/20/45	20	27	4.00%, 6/15/22	550	565
Hasbro			Hess
3.55%, 11/19/26	985	1,086	5.60%, 2/15/41	435	512
PeaceHealth Obligated Group			Hess
1.375%, 11/15/25	125	128	5.80%, 4/1/47	370	452
Perrigo Finance Unlimited			Hess
3.15%, 6/15/30	200	212	7.125%, 3/15/33	90	112
Perrigo Finance Unlimited			Sabine Pass Liquefaction
3.90%, 12/15/24	1,865	2,033	5.00%, 3/15/27	555	643
Perrigo Finance Unlimited			Sabine Pass Liquefaction
4.375%, 3/15/26	760	849	5.625%, 3/1/25	190	220

		14,436	Sabine Pass Liquefaction
			5.75%, 5/15/24	555	630
Energy 12.2%			Sabine Pass Liquefaction
Aker BP			5.875%, 6/30/26	635	759
3.00%, 1/15/25 (2)	1,620	1,640	Transcontinental Gas Pipe Line
Aker BP			3.95%, 5/15/50 (2)	945	1,043
3.75%, 1/15/30 (2)	815	822	Transcontinental Gas Pipe Line
Boardwalk Pipelines			4.60%, 3/15/48	270	314
4.45%, 7/15/27	880	960	Valero Energy
Boardwalk Pipelines			1.20%, 3/15/24	555	554
4.95%, 12/15/24	1,185	1,312	Western Midstream Operating
BP Capital Markets America			4.00%, 7/1/22	565	573
3.00%, 2/24/50	465	483	Williams
Cameron LNG			3.75%, 6/15/27	1,150	1,291
2.902%, 7/15/31 (2)	245	268	Williams
Cameron LNG			3.90%, 1/15/25	430	472
3.302%, 1/15/35 (2)	1,895	2,128	Woodside Finance
Cameron LNG			3.65%, 3/5/25 (2)	345	367
3.701%, 1/15/39 (2)	200	226	Woodside Finance
Cheniere Corpus Christi Holdings			3.70%, 9/15/26 (2)	749	801
5.125%, 6/30/27	190	220	Woodside Finance
Cheniere Corpus Christi Holdings			4.50%, 3/4/29 (2)	600	668
5.875%, 3/31/25	665	762			21,249
Cheniere Corpus Christi Holdings
7.00%, 6/30/24	175	202

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			PacifiCorp
Technology 2.1%			3.30%, 3/15/51	1,060	1,215
Oracle			Southern California Edison
3.60%, 4/1/40	535	625	2.85%, 8/1/29	690	745
Oracle			Vistra Operations
3.60%, 4/1/50	1,485	1,728	3.55%, 7/15/24 (2)	1,450	1,557
Tencent Holdings			Vistra Operations
3.595%, 1/19/28	420	463	3.70%, 1/30/27 (2)	1,315	1,440
Tencent Holdings
3.975%, 4/11/29	705	802	Total Utility		8,601

		3,618	Total Corporate Bonds
			(Cost $145,789)		155,873
Transportation 3.4%
American Airlines PTT, Series 2017-			U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
2, Class AA			MORTGAGE-BACKED) 0.6%
3.35%, 10/15/29	605	572

JetBlue PTT, Series 2020-1, Class A			U. S. TREASURY OBLIGATIONS 0.6%
4.00%, 11/15/32	85	90	U. S. Treasury Bonds
Kansas City Southern			1.125%, 5/15/40	1,000	961
3.50%, 5/1/50	1,045	1,144
Mileage Plus Holdings			Total U. S. Government Agency Obligations
6.50%, 6/20/27 (2)	1,015	1,099	(Excluding Mortgage-Backed)
Norfolk Southern			(Cost $950)		961
3.05%, 5/15/50	970	1,068
Transurban Finance			FOREIGN GOVERNMENT OBLIGATIONS &
2.45%, 3/16/31 (2)	1,210	1,266	MUNICIPALITIES 3.3%
U. S. Airways PTT, Series 2013-1,
Class A			Owned No Guarantee 3.3%
3.95%, 11/15/25	145	124
United Airlines PTT, Series 2019-1,			Ooredoo International Finance
Class AA			3.75%, 6/22/26	200	224
4.15%, 8/25/31	316	313	Ooredoo International Finance
United Airlines PTT, Series 2019-2,			5.00%, 10/19/25	940	1,097
Class AA			QNB Finance
2.70%, 5/1/32	236	222	2.625%, 5/12/25	800	838
			Saudi Arabian Oil
		5,898	1.625%, 11/24/25 (2)	405	413
Total Industrial		76,742	Saudi Arabian Oil
			3.50%, 4/16/29 (2)	750	831
UTILITY 4.9%			Saudi Telecom
Electric 4.9%			3.89%, 5/13/29	815	932
			Syngenta Finance
Berkshire Hathaway Energy			4.441%, 4/24/23 (2)	1,350	1,416
2.85%, 5/15/51 (2)	1,245	1,302
Edison International			Total Foreign Government Obligations &
3.55%, 11/15/24	1,055	1,124	Municipalities
Edison International			(Cost $5,628)		5,751
4.95%, 4/15/25	150	168
FirstEnergy, Series B
3.90%, 7/15/27	20	22
Pacific Gas & Electric
4.95%, 7/1/50	870	1,028

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

MUNICIPAL SECURITIES 2.6%			Texas 1.5%

California 0.4%			Dallas Fort Worth Int'l. Airport,
			Series C,
Univ. of California, Series BG,			2.919%, 11/1/50	885,000	881
1.614%, 5/15/30	755,000	750	Grand Parkway Transportation,
Colorado 0.1%			Series B,
			3.236%, 10/1/52	680,000	704
Colorado HFA, Series B,			Central Texas Turnpike System,
2.80%, 12/1/26	170,000	171	Series C,
Illinois 0.6%			3.029%, 8/15/41	1,010,000	1,015
Chicago Transit Auth. Sales Tax			Total Municipal Securities
Receipts Fund, Series B,			(Cost $4,532)		4,541
1.838%, 12/1/23	25,000	25
Chicago Transit Auth. Sales Tax			SHORT-TERM INVESTMENTS 2.4%
Receipts Fund, Series B,
2.064%, 12/1/24	35,000	36
Chicago Transit Auth. Sales Tax			MONEY MARKET FUNDS 2.4%
Receipts Fund, Series B,			T. Rowe Price Government Reserve
2.214%, 12/1/25	150,000	153	Fund,
llinois, Series A, GO,			0.09%, (4)(5)	4,214	4,214
3.14%, 10/1/24	830,000	806	Total Short-Term Investments
			(Cost $4,214)		4,214

			Total Investments in Securities 98.6%

			(Cost $161,113)		$171,340
			Other Assets Less Liabilities 1.4%		2,371
			Net Assets 100%		$173,711

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
	Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt
	from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $41,541 and
	represents 23.9% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Seven-day yield
(5)	Affiliated Companies
GO	General Obligation
HFA	Health Facility Authority
PTT	Pass-Through Trust
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a
	published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s, except Market Price)
SWAPS 0.3%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, 3.20%,
1/25/23 , $106.00*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	885	24	5	19
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, 3.75%,
2/25/23 , $107.12*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	885	24	(9)	33
Total Bilateral Credit Default Swaps, Protection Sold			(4)	52

Total Bilateral Swaps			(4)	52

	Notional		Initial	Unrealized $
Description	Amount	$ Value	$ Value**	Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%

Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: Markit CDX. NA. IG-S35, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default 12/20/25	22,200	595	557	38
Total Centrally Cleared Credit Default Swaps, Protection Sold				38
Total Centrally Cleared Swaps				38
Net payments (receipts) of variation margin to date				(25)

Variation margin receivable (payable) on centrally cleared swaps				$13

*Market price at November 30, 2020.
** Includes interest purchased or sold but not yet collected of $37

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 192 U. S. Treasury Long Bond contracts	3/21	33,582	$(96)
Short, 11 U. S. Treasury Notes five year contracts	3/21	(1,386)	(1)
Long, 67 U. S. Treasury Notes ten year contracts	3/21	9,257	4
Long, 63 U. S. Treasury Notes two year contracts	3/21	13,914	5
Short, 52 Ultra U. S. Treasury Bonds contracts	3/21	(11,234)	66
Short, 194 Ultra U.S. Treasury Notes ten year contracts	3/21	(30,482)	35

Net payments (receipts) of variation margin to date			(35)
Variation margin receivable (payable) on open futures contracts			$(22)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$8	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/29/20	Cost	Cost	11/30/20
T. Rowe Price Government Reserve Fund	$1,338	¤	¤	$4,214	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,214.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 167,126	—	$ 167,126
Short-Term Investments	4,214	—	—	4,214
Total Securities	4,214	167,126	—	171,340
Swaps*	—	86	—	86
Futures Contracts*	110	—	—	110
Total	$4,324	$ 167,212	$ —	$ 171,536
Liabilities
Futures Contracts*	$97	$ —	$ —	$ 97

[1] Includes Corporate Bonds, U. S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities, Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.